Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [Line Items]
Revenues	$ 6,627	$ 6,348
Reportable segments adjusted EBITDA	2,622	2,295
Corporate costs	(293)	(325)
Fair value adjustments (see note 5)	18	8
Depreciation	(140)	(177)
Other operating gains, net	211	34
Operating profit	1,834	1,242
Net interest expense	(196)	(196)
Other finance income	444	8
Share of post-tax (losses) earnings in equity method investments	(432)	6,240
Tax expense	(259)	(1,607)
Earnings from continuing operations	1,391	5,687
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	2,803	2,712
Reportable segments adjusted EBITDA	1,227	1,091
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	1,536	1,440
Reportable segments adjusted EBITDA	578	496
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	986	915
Reportable segments adjusted EBITDA	451	379
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	733	694
Reportable segments adjusted EBITDA	154	103
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	592	609
Reportable segments adjusted EBITDA	212	226
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(23)	(22)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(485)	(474)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (99)	$ (119)